Note 11 - Income Taxes (Details) - Income Tax Reconciliation (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Abstract]
Expected tax using statutory tax rate of 34%	$ 1,999,600	$ 1,889,000	$ 1,035,200
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(630,600)	(608,900)	(670,000)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	1,100	1,800	3,000
Tax-exempt income on life insurance contracts	(140,100)	(144,700)	(155,200)
Deductible dividends paid to United Bancshares, Inc. ESOP	(23,700)	(6,000)	(1,500)
Uncertain tax position reserves	7,600	(66,700)	(115,100)
Other, net	26,100	6,500	5,600
Total provision for income taxes	$ 1,240,000	$ 1,071,000	$ 102,000